SUMMARY DATA
Investment Objectives/Goals
Madison Mosaic Government Money Market (the “Fund”) is a money market mutual fund. It has two main objectives: (1) to preserve capital, and (2) to provide liquidity by investing in U.S. Government securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Madison Mosaic Government Money Market fund
Maximum sales charge (load)	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Madison Mosaic Government Money Market fund
Management fee		0.50%
Distribution (12b-1) fees		none
Other expenses		0.40%
Total annual fund operating expenses	[1]	0.90%
[1]	Pursuant to a services agreement with the Fund, the Fund's investment adviser has agreed, until at least November 30, 2011, to waive all fees and expenses of the Fund to the extent that the Fund's total annual operating expenses exceed the lesser of the Fund's gross yield earned on securities or 0.50%, calculated on a daily basis.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Mosaic Government Money Market fund	92	287	498	1,108

Principal Investment Strategies
The Fund’s principal investment strategy is to maintain a stable share price of $1.00 per share. In doing so, the Fund invests in securities that are issued or guaranteed by the U.S. Government or its agencies. It may also invest in securities that are collateralized by such securities. In order to maintain the Fund’s price stability, the Fund limits its investments to short-term U.S. Government securities that may not yield as high a level of income as longer-term securities. Since the Fund’s share price is stable, the Fund is intended for investors who are seeking current income with little risk.
Principal Risks

U.S. Government Securities Risk.  Because the Fund limits its investments to U.S. Government securities, it is unlikely that a Fund investment will default.  However, some or all of Fund securities may be represented by securities issued by Freddie Mac (Federal Home Loan Mortgage Corporation), Fannie Mae (Federal National Mortgage Association) and the Federal Home Loan Banks that are not guaranteed or insured by the United States Government.  Although these securities are not backed by the government’s “full faith and credit,” the agencies issuing these securities have the authority to borrow from the Federal Treasury, with Freddie Mac having an indirect line of credit through the Federal Home Loan Banks.  Nevertheless, no assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk.  The Fund is subject to credit risk, which is the risk that the financial health of a security issuer may decline, thereby causing the price of its debt securities to decline or to become more volatile, or causing the issuer to default on its securities (i.e., to fail to pay interest or principal when due).

Interest Rate Risk.  Because of its investments in debt securities, the Fund is subject to interest rate risk, which is the risk that the market value of these securities will go down when interest rates go up.

Negative Yield Risk.  Due to a number of market influences, yields on short-term U.S. Treasury debt instruments are currently near historical lows.  As a result, yields on the Fund are currently at very low levels.  Although the Fund’s investment adviser has agreed to waive certain fund expenses, there is no guarantee that the Fund will be able to avoid a negative yield.

Stable Share Price Risk.  You should also understand that government backing applies to investments in the Fund and not to shares of the Fund itself.  As a result, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investments at  $1.00 per share, it is possible to lose money by investing in the Fund.

Manager Risk.  Like all actively managed mutual funds, the Fund is subject to manager risk, which is the risk that the investment adviser to the Fund may make investment decisions that fail to produce the intended result.

Market Risk. The Fund is subject to market risk, which is the risk that the market values of securities in the Fund’s portfolio may go up and down as securities markets react to economic, political, geographic, or regulatory factors. These factors may affect the entire market or just certain securities, industry segments, or economic sectors.

Risk/Return Bar Chart and Performance Table
The bar chart and table below demonstrate the variability of the Fund’s returns during periods of changing interest rates. This information provides some indication of the risks of investing in the Fund. The performance of the Fund in the past, shown below, is not necessarily an indication of how the Fund will perform in the future.
Calendar Year Returns

Highest/lowest quarterly results during the period shown in the bar chart were:

Highest: 1.21% (quarter ended 3-31-01)

Lowest: 0.00% (quarters ended 6-30-09, 9-30-09 and 12-31-09, and 3-31-10, 6-30-10 , 9-30-10 and 12-31-10)

Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns	Madison Mosaic Government Money Market fund
1 Year	none
5 Years	2.19%
10 Years	1.88%

The investment adviser has been waiving all or a portion of its management fee and/or service agreement fees since 2003.  If these fees had not been waived, returns in the above chart and table would have been lower.

Updated performance information is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Annual Total Returns (Madison Mosaic Government Money Market fund)	0 Months Ended
Feb. 01, 2011
Bar Chart Table:
Annual Return 2001	3.21%
Annual Return 2002	0.84%
Annual Return 2003	0.51%
Annual Return 2004	0.61%
Annual Return 2005	2.59%
Annual Return 2006	4.39%
Annual Return 2007	4.57%
Annual Return 2008	2.04%
Annual Return 2009	0.06%
Annual Return 2010	0.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 1, 2011
Registrant Name	dei_EntityRegistrantName	Madison Mosaic Government Money Market Fund
Central Index Key	dei_EntityCentralIndexKey	0000310407
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Madison Mosaic Government Money Market fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY DATA
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Madison Mosaic Government Money Market (the “Fund”) is a money market mutual fund. It has two main objectives: (1) to preserve capital, and (2) to provide liquidity by investing in U.S. Government securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Maximum sales charge (load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.90%	[1]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s principal investment strategy is to maintain a stable share price of $1.00 per share. In doing so, the Fund invests in securities that are issued or guaranteed by the U.S. Government or its agencies. It may also invest in securities that are collateralized by such securities. In order to maintain the Fund’s price stability, the Fund limits its investments to short-term U.S. Government securities that may not yield as high a level of income as longer-term securities. Since the Fund’s share price is stable, the Fund is intended for investors who are seeking current income with little risk.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

U.S. Government Securities Risk.  Because the Fund limits its investments to U.S. Government securities, it is unlikely that a Fund investment will default.  However, some or all of Fund securities may be represented by securities issued by Freddie Mac (Federal Home Loan Mortgage Corporation), Fannie Mae (Federal National Mortgage Association) and the Federal Home Loan Banks that are not guaranteed or insured by the United States Government.  Although these securities are not backed by the government’s “full faith and credit,” the agencies issuing these securities have the authority to borrow from the Federal Treasury, with Freddie Mac having an indirect line of credit through the Federal Home Loan Banks.  Nevertheless, no assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk.  The Fund is subject to credit risk, which is the risk that the financial health of a security issuer may decline, thereby causing the price of its debt securities to decline or to become more volatile, or causing the issuer to default on its securities (i.e., to fail to pay interest or principal when due).

Interest Rate Risk.  Because of its investments in debt securities, the Fund is subject to interest rate risk, which is the risk that the market value of these securities will go down when interest rates go up.

Negative Yield Risk.  Due to a number of market influences, yields on short-term U.S. Treasury debt instruments are currently near historical lows.  As a result, yields on the Fund are currently at very low levels.  Although the Fund’s investment adviser has agreed to waive certain fund expenses, there is no guarantee that the Fund will be able to avoid a negative yield.

Stable Share Price Risk.  You should also understand that government backing applies to investments in the Fund and not to shares of the Fund itself.  As a result, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investments at  $1.00 per share, it is possible to lose money by investing in the Fund.

Manager Risk.  Like all actively managed mutual funds, the Fund is subject to manager risk, which is the risk that the investment adviser to the Fund may make investment decisions that fail to produce the intended result.

Market Risk. The Fund is subject to market risk, which is the risk that the market values of securities in the Fund’s portfolio may go up and down as securities markets react to economic, political, geographic, or regulatory factors. These factors may affect the entire market or just certain securities, industry segments, or economic sectors.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Performance Table
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and table below demonstrate the variability of the Fund’s returns during periods of changing interest rates. This information provides some indication of the risks of investing in the Fund. The performance of the Fund in the past, shown below, is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2001	rr_AnnualReturn2001	3.21%
Annual Return 2002	rr_AnnualReturn2002	0.84%
Annual Return 2003	rr_AnnualReturn2003	0.51%
Annual Return 2004	rr_AnnualReturn2004	0.61%
Annual Return 2005	rr_AnnualReturn2005	2.59%
Annual Return 2006	rr_AnnualReturn2006	4.39%
Annual Return 2007	rr_AnnualReturn2007	4.57%
Annual Return 2008	rr_AnnualReturn2008	2.04%
Annual Return 2009	rr_AnnualReturn2009	0.06%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/lowest quarterly results during the period shown in the bar chart were:

Highest: 1.21% (quarter ended 3-31-01)

Lowest: 0.00% (quarters ended 6-30-09, 9-30-09 and 12-31-09, and 3-31-10, 6-30-10 , 9-30-10 and 12-31-10)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The investment adviser has been waiving all or a portion of its management fee and/or service agreement fees since 2003.  If these fees had not been waived, returns in the above chart and table would have been lower.

Updated performance information is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	1.88%
[1]	Pursuant to a services agreement with the Fund, the Fund's investment adviser has agreed, until at least November 30, 2011, to waive all fees and expenses of the Fund to the extent that the Fund's total annual operating expenses exceed the lesser of the Fund's gross yield earned on securities or 0.50%, calculated on a daily basis.